Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Interest income	$ 6,292	$ 6,355	$ 6,185	$ 6,196	$ 6,319	$ 6,118	$ 5,734	$ 5,498	$ 25,028	$ 23,669
Interest expense	773	815	853	910	929	1,016	1,002	961	3,351	3,908
Net interest income	5,519	5,540	5,332	5,286	5,390	5,102	4,732	4,537	21,677	19,761
Provision for loan losses	150	150	180	180	325	150	150	150	660	775
Noninterest income	3,566	2,888	2,168	1,903	2,055	2,012	1,657	1,401	10,525	7,125
Noninterest expenses	6,186	5,745	5,563	5,541	5,029	5,145	5,019	4,580	23,035	19,773
Net income	$ 2,198	$ 1,981	$ 1,438	$ 1,227	$ 1,733	$ 1,427	$ 1,031	$ 1,028	$ 6,844	$ 5,219
Earnings per common share	$ 0.50	$ 0.44	$ 0.32	$ 0.28	$ 0.39	$ 0.32	$ 0.23	$ 0.23	$ 1.54	$ 1.17